SHARE CAPITAL - Broker Warrants (Details)										1 Months Ended			12 Months Ended
	Feb. 28, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Aug. 17, 2020 USD ($) $ / shares shares	Aug. 12, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	Mar. 15, 2019 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Broker Warrants
Proceeds from issuing shares														$ 5,000,000	$ 11,483,496
Number of broker warrants issued | shares		2,340,000
Warrants exercise price | $ / shares		$ 2.50
Fair value of warrants		$ 1,898,959											$ 9,898,475			$ 190,303
Average risk-free interest rate (as a percent)		0.33%											1.18%
Expected life (in years)	3 years	2 years											3 years
Price of the stock on the grant date (in dollars per share) | $ / shares		$ 2.29											$ 0.47
Expected volatility (as a percent)		70.00%											56.89%
Expected dividend payments		$ 0											$ 0
Underwritten Public Offering
Broker Warrants
Number of offerings completed											2	2
Proceeds from issuing shares								$ 5	$ 5		$ 5,000,000	$ 5,000,000
Number of broker warrants issued | shares								72,222	72,222		144,444	144,444
Average risk-free interest rate (as a percent)								2.43%	2.51%
Expected life (in years)								3 years
Price of the stock on the grant date (in dollars per share) | $ / shares								$ 4.50	$ 4.50
Expected volatility (as a percent)								82.00%	81.00%
Expected dividend payments								$ 0	$ 0
2020 Broker Warrants
Broker Warrants
Number of broker warrants issued | shares										157,721
Warrants exercise price | $ / shares										$ 5.1689
Fair value of warrants										$ 82,597
Average risk-free interest rate (as a percent)										1.60%
Expected life (in years)										1 year
Price of the stock on the grant date (in dollars per share) | $ / shares										$ 3.47
Expected volatility (as a percent)										70.00%
Expected dividend payments										$ 0
2020 Compensation Warrants
Broker Warrants
Number of broker warrants issued | shares			405,002		294,630		252,397
Warrants exercise price | $ / shares			$ 1.22		$ 3.47		$ 3.71
Fair value of warrants			$ 96,114		$ 242,989		$ 162,467
Average risk-free interest rate (as a percent)			0.33%		0.32%		0.32%
Expected life (in years)			2 years		2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares			$ 0.86		$ 2.70		$ 2.47
Expected volatility (as a percent)			70.00%		70.00%		70.00%
Expected dividend payments			$ 0		$ 0		$ 0
2020 Repayment Warrants.
Broker Warrants
Number of broker warrants issued | shares				168,518		481,778
Warrants exercise price | $ / shares				$ 7.50		$ 7.50
Fair value of warrants				$ 27,002		$ 134,718
Average risk-free interest rate (as a percent)				0.31%		0.29%
Expected life (in years)				2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares				$ 2.13		$ 2.54
Expected volatility (as a percent)				68.00%		70.00%
Expected dividend payments				$ 0		$ 0